UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUND

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 967-3509

Date of fiscal year end: November 30, 2012

Date of reporting period: May 31, 2012

ITEM 1. REPORT TO STOCKHOLDERS.

GUIDANCE | VISION | EXPERIENCE

American Beacon FUNDS℠

Semi-Annual Report

May 31, 2012

STEPHENS SMALL CAP GROWTH FUND

STEPHENS MID-CAP GROWTH FUND

Semi-Annual Report

G U I D A N C E l V I S I O N l E X P E R I E N C E

May 31, 2012

S T E P H E N S S M A L L C A P G R OWT H F U N D

S T E P H E N S M I D - C A P G R OWT H F U N D

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

The Funds invest in small and/or mid-sized companies, which involve additional risks such as limited liquidity and greater volatility than larger companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Funds may invest in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	May 31, 2012

Dear Shareholders,

In February of this year, we broadened the investment opportunities we offer to investors by introducing two new mutual funds to the American Beacon Funds family: American Beacon Stephens Small Cap Growth Fund and American Beacon Stephens Mid-Cap Growth Fund. The sub-advisor of these established funds, Stephens Investment Management Group, will continue managing the funds in the same way that it has since launching the funds in 2005 and 2006, respectively. As manager of the funds, American Beacon Advisors will oversee and monitor the investm ent team to ensure they continue to adhere to their proven processes.

Although the market volatility that characterized so much of 2011 eased in the first months of 2012, the last six months have highlighted the potential benefits to long-term investors of owning funds — like these two funds — that are able to participate in the market’s upward movement and protect value when the markets turn down.

For the six-month period ended May 31, 2012:

•	American Beacon Stephens Small Cap Growth Fund (Institutional Class) returned 7.36%.

•	American Beacon Stephens Mid-Cap Growth Fund (Institutional Class) returned 4.75%.

With continued uncertainty in the European Union and an upcoming Presidential election, we may again see further market gyrations in the months to come. Regardless of headlines, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service that our shareholders value.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President American Beacon Funds

Domestic Equity Market Overview

May 31, 2012 (Unaudited)

The six months ended May 31, 2012, was a constructive period overall for equity investors, as the S&P 500 Index returned a healthy 6.2%. The market’s advance was prompted by continued signs of a strengthening U.S. economy and the absence of new negative global macroeconomic developments.

As short-term fears subsided and became a less prominent driver of investor behavior, the market focus shifted toward the underlying fundamentals and valuations of individual stocks. This type of shift tends to reduce the correlation of returns across stocks and forms an environment conducive for bottom-up, fundamental investors.

Over the six-month period, non-commodity cyclicals outperformed the market by a considerable margin. Growth stocks outperformed value stocks modestly, but this was influenced heavily by the overweight to technology in the growth indexes, which was one of the top-performing sectors.

Going forward, the equity market’s prospects appear positive due to considerable fundamental improvements exhibited across the corporate sector. Despite modest economic growth, companies have generated robust earnings and cash flows, which have been predominately used to reduce debt. Valuations continue to be attractive even after recent appreciation. Additionally, the appeal of Treasuries for the market is likely to recede as real yields at or below zero will eventually erode the purchasing power of institutional and individual investors alike.

With the lingering sovereign debt issues in Europe and the uncertain growth prospects in emerging markets, there may be periods of elevated volatility in the near- and medium-term. During these episodes, the changes in security prices (i.e., volatility) are often not commensurate with the changes in real risk. Our experience has shown us that focusing on corporate fundamentals with a long-term investment horizon is the most effective course when navigating erratic waters.

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

May 31, 2012 (Unaudited)

The Institutional Class of the American Beacon Stephens Small Cap Growth Fund (the “Fund”) returned 7.36% for the six months ended May 31, 2012, outperforming the Russell 2000® Growth Index (the “Index”) return of 3.24% and the Lipper Small-Cap Growth Funds Index return of 4.14% for the same period.

	Annualized Total Returns Periods Ended 5/31/12
	6 Months*	1 Year	5 Years	Since Incep. (12/1/05)
Institutional Class(1,2,7)	7.36%	-4.49%	3.65%	6.37%
Y Class (1,3,7)	7.34%	-4.63%	3.42%	5.04%
Investor Class(1,7)	7.15%	-4.80%	3.39%	5.01%
A Class with sales Charge (1,4,7)	1.01%	-10.27%	2.17%	4.06%
A Class without sales Charge (1,4,7)	7.15%	-4.80%	3.39%	5.01%
C Class with sales Charge (1,5,7)	5.98%	-5.95%	3.35%	4.98%
C Class without sales Charge (1,5,7)	6.98%	-4.95%	3.35%	4.98%
S&P 500 Index (6)	6.23%	-0.41%	-0.92%	2.88%
Russell 2000 Growth Index(6)	3.24%	-9.46%	0.86%	4.10%
Lipper Small-Cap Growth Funds Index(6)	4.14%	-8.44%	0.01%	3.25%

*	Not annualized

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class was waived since 2012. Performance prior to waiving fees was lower than the actual returns shown since 2012.

2.	Fund performance for the since inception period represents the returns achieved by the Investor Class from 12/1/05 up to 8/31/06, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Institutional Class been in existence since 12/1/05.

3.	Fund performance for the six-month, one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 12/1/05 up to 2/24/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 12/1/05.

4.	Fund performance for the six-month, one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 12/1/05 up to 2/24/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result total returns shown may be higher than they would have been had the A Class been in existence since 12/1/05. A Class has a maximum sales charge of 5.75%.
5.	Fund performance for the six month, one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 12/1/05 up to 2/24/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/1/05. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell 2000 Growth Index is a registered trademark of Frank Russell Company. The Russell 2000 Growth Index is an unmanaged index of those stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index of approximately 2000 smaller-capitalization stocks from various industrial sectors. The Lipper Small-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.15% 1.25%, 1.53%, 1.65%, and 2.40% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index primarily due to stock selection as sector allocation added minimal value relative to the Index.

Holdings in the Information Technology, Health Care and Consumer Discretionary sectors generated the most relative value for the Fund. Sourcefire (up 66.6%), Mellanox Technologies (up 72.7%) and Liquidity Services (up 87.6%) had the largest impact on the Fund’s returns in the Information Technology sector. In the Health Care sector, ZOLL Medical (up 101.7%), Advisory Board (up 33.8%) and SXC Health Solutions (up 52.5%) added the most value to excess performance. Lions Gate Entertainment (up 51.5%) and Zumiez (up 56.4%) were the largest contributors to excess performance in the Consumer Discretionary sector.

The Fund’s underweight in Materials, one of the poorer performing sectors in the Index, contributed to returns through sector allocation.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in smaller capitalization stocks with above-average growth potential.

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

May 31, 2012 (Unaudited)

Sector Allocation

% of Equities
Information Technology	25.7%
Health Care	19.0%
Consumer Discretionary	15.1%
Industrials	14.2%
Financials	10.2%
Energy	8.4%
Consumer Staples	6.1%
Telecommunication Services	0.7%
Materials	0.6%

Top Ten Holdings

% of Net Assets
Advisory Board Co.	1.9%
OSI Systems, Inc.	1.7%
United Natural Foods, Inc.	1.6%
CoStar Group, Inc.	1.6%
Portfolio Recovery Associates, Inc.	1.5%
Lions Gate Entertainment Corp.	1.4%
Encore Capital Group, Inc.	1.4%
National CineMedia, Inc.	1.4%
Aspen Technology, Inc.	1.3%
Sourcefire, Inc.	1.3%

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

May 31, 2012 (Unaudited)

The Institutional Class of the American Beacon Stephens Mid-Cap Growth Fund (the “Fund”) returned 4.75% for the six months ended May 31, 2012. The Fund outperformed the Russell Midcap® Growth Index (the “Index”) return of 4.50% and the Lipper Mid-Cap Growth Funds Index return of 3.48%.

	Annualized Total Returns Periods Ended 5/31/12
	6 Months*	1 Year	5 Years	Since Incep. (2/1/06)
Institutional Class(1,2,7)	4.75%	-0.97%	3.35%	6.47%
Y Class (1,3,7)	4.64%	-1.27%	3.09%	4.15%
Investor Class (1,7)	4.61%	-1.30%	3.08%	4.15%
A Class with sales charge (1,4,7)	-1.30%	-6.91%	1.88%	3.19%
A Class without sales charge (1,4,7)	4.69%	-1.22%	3.10%	4.16%
C Class with sales charge (1,5,7)	3.37%	-2.53%	3.03%	4.11%
C Class without sales charge (1,5,7)	4.37%	-1.53%	3.03%	4.11%
S&P 500 Index (6)	6.23%	-0.41%	-0.92%	2.53%
Russell Mid-Cap Growth Index(6)	4.50%	-6.31%	1.17%	3.58%
Lipper Mid-Cap Growth Funds Index(6)	3.48%	-8.66%	1.08%	3.75%

*	Not annualized

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class was waived since 2012. Performance prior to waiving fees was lower than the actual returns shown since 2012.

2.	Fund performance for the since inception period represents the returns achieved by the Investor Class from 2/1/06 up to 8/31/06, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Institutional Class been in existence since 2/1/06.

3.	Fund performance for the six-month, one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 2/1/06 up to 2/24/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 2/1/06.

4.	Fund performance for the six-month, one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 2/1/06 up to 2/24/12, the inception date of the A Class, and the returns of the A class since its inception. Expenses of the A Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existences since 2/1/06. A Class has a maximum sales charge of 5.75%.

5.	Fund performance for the six-month, one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 2/1/06 up to 2/24/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 2/1/06. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell Mid-Cap Growth Index is an unmanaged index of those stocks in the Russell Mid-Cap Index with higher price-to-book ratios and higher forecasted growth values. Russell Mid-Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Mid-Cap Index, Russell Mid-Cap Growth Index and Russell 1000 are registered trademarks of Frank Russell Company. The Lipper Mid-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.12%, 1.22%, 1.50%, 1.62%, and 2.37%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index through stock selection as sector allocation detracted value relative to the Index.

Investments in the Consumer Discretionary and Consumer Staples sectors generated the most positive Fund returns. In the Consumer Discretionary sector, T.J. Maxx (up 38.4%), Ross Stores (up 42.3%) and Lululemon Athletica (up 46.2%) contributed the most to excess performance. Monster Beverage (up 57.5%) and Whole Foods Market (up 30.6%) added the most relative value in the Consumer Staples sector.

Overweight positions in Energy and Information Technology, two of the poorest performing sectors in the Index, detracted value through sector allocation. This was somewhat offset by an overweight in Health Care, the best performing sector in the Index, which contributed to the Fund’s returns.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in medium capitalization stocks with above-average growth potential.

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

May 31, 2012 (Unaudited)

Sector Allocation

% of Equities
Information Technology	25.0%
Consumer Discretionary	21.1%
Health Care	16.4%
Industrials	15.9%
Energy	9.7%
Financials	5.1%
Consumer Staples	5.1%
Materials	1.7%

Top Ten Holdings

% of Net Assets
Cerner Corp.	1.9%
Ross Stores, Inc.	1.9%
Whole Foods Market, Inc.	1.7%
Stericycle, Inc.	1.7%
Monster Beverage Corp.	1.6%
Red Hat, Inc.	1.5%
Discovery Communications, Inc.	1.5%
Intuitive Surgical, Inc.	1.5%
Airgas, Inc.	1.5%
Core Laboratories NV	1.5%

American Beacon FundsSM

Fund Expenses

May 31, 2012 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from December 1, 2011 (or the inception date of the class) through May 31, 2012.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Fund Expenses

May 31, 2012 (Unaudited)

Stephens Small Cap Growth Fund:

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period 12/1/11- 5/31/12
Institutional Class
Actual	$1,000.00	$1,073.64	$5.46	*
Hypothetical **	$1,000.00	$1,019.55	$5.50	*

Y Class
Actual	$1,000.00	$957.33	$3.03	***
Hypothetical **	$1,000.00	$1,009.95	$3.05	***

Investor Class
Actual	$1,000.00	$1,071.47	$6.75	*
Hypothetical **	$1,000.00	$1,018.25	$6.81	*

A Class
Actual	$1,000.00	$955.62	$3.99	***
Hypothetical **	$1,000.00	$1,008.98	$4.01	***

C Class
Actual	$1,000.00	$954.09	$5.93	***
Hypothetical **	$1,000.00	$1,007.04	$5.96	***

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.09% and 1.35% for the Institutional, Investor Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (183) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratios for the period (2/27/12 - 5/31/12) of 1.15%, 1.54%, and 2.27% for the Y, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal period (95) by days in the year (366) to reflect the half-year period.

Stephens Mid-Cap Growth Fund:

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period 12/1/11- 5/31/12
Institutional Class
Actual	$1,000.00	$1,047.48	$5.58	*
Hypothetical **	$1,000.00	$1,019.55	$5.50	*

Y Class
Actual	$1,000.00	$949.63	$2.76	***
Hypothetical **	$1,000.00	$1,010.20	$2.79	***

Investor Class
Actual	$1,000.00	$1,046.11	$7.31	*
Hypothetical **	$1,000.00	$1,017.85	$7.21	*

A Class
Actual	$1,000.00	$950.07	$3.67	***
Hypothetical **	$1,000.00	$1,009.21	$3.78	***

C Class
Actual	$1,000.00	$947.13	$5.81	***
Hypothetical **	$1,000.00	$1,007.15	$5.85	***

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.09% and 1.43% for the Institutional and Investor Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (183) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratios for the period (2/27/12—5/31/12) of 1.07%, 1.45% and 2.19% for the Y, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal period (95) by days in the year (366) to reflect the half-year period.

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

May 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—96.01%
CONSUMER DISCRETIONARY—14.47%
Auto Components - 1.28%
LKQ Corp. A	43,000	$1,567

Hotels, Restaurants & Leisure—4.57%
BJ’s Restaurants, Inc.A	21,796	$954
Buffalo Wild Wings, Inc.A	17,900	1,523
Ignite Restaurant Group, Inc.A	34,600	619
Krispy Kreme Doughnuts, Inc.A	121,600	765
National CineMedia, Inc.	128,000	1,727

		5,588

Household Durables—0.46%
Tempur-Pedic International, Inc.A	12,200	564

Leisure Equipment & Products—0.44%
Smith & Wesson Holding Corp.A	80,000	539

Media—3.71%
Acacia Research Corp.A	36,900	1,283
IMAX Corp.A	69,956	1,486
Lions Gate Entertainment Corp.A B	132,700	1,767

		4,536

Specialty Retail—3.71%
Aaron’s, Inc.	49,318	1,309
Titan Machinery, Inc.A	29,000	895
Ulta Salon Cosmetics & Fragrance, Inc.	13,200	1,180
Zumiez, Inc.A	31,129	1,145

		4,529

Textiles & Apparel—0.30%
Chefs’ Warehouse, Inc.A	19,200	366

Total Consumer Discretionary		17,689

CONSUMER STAPLES—5.87%
Food & Drug Retailing—3.09%
Annie’s, Inc.A	13,062	524
Fresh Market, Inc.A B	22,700	1,319
United Natural Foods, Inc.A	38,140	1,934

		3,777

Food Products—1.81%
Darling International, Inc.A	77,500	1,086
TreeHouse Foods, Inc.A	19,800	1,129

		2,215

Personal Products—0.97%
Steiner Leisure Ltd.A	25,800	1,182

Total Consumer Staples		7,174

ENERGY—8.06%
Energy Equipment & Services—5.23%
CARBO Ceramics, Inc.B	7,400	602
Core Laboratories N.V.	5,400	691
Dril-Quip, Inc.A	14,700	891
Forum Energy Technologies, Inc.A B	29,200	627
Hercules Offshore, Inc.A	157,600	522
Hornbeck Offshore Services, Inc.A	22,800	761
Key Energy Services, Inc.A	75,608	749
Oil States International, Inc.A	14,700	978
Tesco Corp.A	48,000	577

		6,398

	Shares	Fair Value
		(000’s)
Oil & Gas—2.83%
Carrizo Oil & Gas, Inc.A	39,800	$880
GeoResources, Inc.A	26,375	942
Pioneer Drilling Co.A	129,400	963
Rosetta Resources, Inc.A	17,400	673

		3,458

Total Energy		9,856

FINANCIALS—9.78%
Banks—1.49%
East West Bancorp, Inc.	36,900	826
SVB Financial GroupA	16,700	997

		1,823

Diversified Financials—7.27%
Cardtronics, Inc.A	49,600	1,390
Encore Capital Group, Inc.A	71,591	1,735
Euronet Worldwide, Inc.A	44,200	795
EZCORP, Inc., Class AA	34,215	807
First Cash Financial Services, Inc.A	39,200	1,468
Portfolio Recovery Associates, Inc.	26,500	1,832
Stifel Financial Corp.A	27,050	860

		8,887

Insurance—1.02%
ProAssurance Corp.	14,100	1,243

Total Financials		11,953

HEALTH CARE—18.27%
Biotechnology—4.79%
Cepheid, Inc.A	29,800	1,127
Cubist Pharmaceuticals, Inc.A	16,700	670
MAP Pharmaceuticals, Inc.A B	33,100	390
Myriad Genetics, Inc.A	49,000	1,182
Neogen Corp.A	34,400	1,339
Polypore International, Inc.A B	16,000	592
Techne Corp.	8,100	550

		5,850

Health Care Equipment & Supplies—4.71%
Medidata Solutions, Inc.A	38,521	1,089
Merge Healthcare, Inc.	101,600	239
NuVasive, Inc.A	49,980	988
SXC Health Solutions Corp.A B	14,200	1,274
Thoratec Corp.A	29,500	895
Volcano Corp.A	44,600	1,274

		5,759

Health Care Providers & Services—5.77%
Advisory Board Co.A	23,449	2,272
ICON plc, ADRA C	31,900	685
IPC The Hospitalist Co., Inc.A	35,360	1,237
PAREXEL International Corp.A	46,300	1,239
PSS World Medical, Inc.A	43,800	886
VCA Antech, Inc.A	34,255	738

		7,057

Pharmaceuticals—3.00%
Akorn, Inc.A	89,600	1,223
Greenway Medical TechnologiesA	38,200	628
Pacira Pharmaceuticals, Inc.A	42,400	450
Proto Labs, Inc.A	17,140	632
Salix Pharmaceuticals Ltd.A	14,100	731

		3,664

Total Health Care		22,330

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

May 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
INDUSTRIALS—13.64%
Air Freight & Couriers—0.74%
Echo Global Logistics, Inc.A	53,000	$902

Commercial Services & Supplies—7.48%
Clean Harbors, Inc.A	14,100	875
Corporate Executive Board Co.	23,800	865
CoStar Group, Inc.A	26,101	1,928
FTI Consulting, Inc.A	23,800	751
HMS Holdings Corp.A	52,600	1,409
Insperity, Inc.	32,200	809
Liquidity Services, Inc.A	20,870	1,333
Tetra Tech, Inc.A	32,800	820
WageWorks, Inc.A	32,200	352

		9,142

Construction & Engineering—0.68%
Mistras Group, Inc.A	36,982	834

Industrial Conglomerates—0.45%
RPX Corp.A	41,700	556

Machinery—2.79%
Flow International Corp.A	139,800	412
Lindsay Corp.	9,400	523
Robbins & Myers, Inc.	12,800	584
Titan International, Inc.B	41,400	927
Valmont Industries, Inc.	8,400	962

		3,408

Road & Rail—0.67%
Knight Transportation, Inc.	48,700	816

Trading Companies & Distributors—0.83%
MSC Industrial Direct Co., Inc., Class A	14,145	1,014

Total Industrials		16,672

INFORMATION TECHNOLOGY—24.71%
Communications Equipment—1.01%
Aruba Networks, Inc.A	45,200	594
Procera Networks, Inc.A	30,500	637

		1,231

Computers & Peripherals—1.00%
Stratasys, Inc.A	25,700	1,221

Electronic Equipment & Instruments—2.44%
Audience, Inc.A	3,800	67
Hittite Microwave Corp.A	17,400	857
OSI Systems, Inc.A	32,200	2,056

		2,980

Internet Software & Services—8.09%
athenahealth, Inc.A	20,602	1,498
comScore, Inc.A	47,118	855
Fortinet, Inc.A	31,100	661
MercadoLibre, Inc.	14,700	1,033
Netgear, Inc.A	20,500	643
RADWARE Ltd.A	17,800	682
Shutterfly, Inc.A B	43,572	1,201
Sourcefire, Inc.A	28,500	1,573
Vocera Communications, Inc.A B	13,873	335
Vocus, Inc.A	58,370	942

	Shares	Fair Value
		(000’s)
Zix Corp.	190,300	$468

		9,891

Semiconductor Equipment & Products—5.95%
Cavium, Inc.A	21,800	528
Cymer, Inc.A	28,500	1,544
Intermolecular, Inc.A	76,500	496
Mellanox Technologies Ltd.A	18,509	1,119
Microsemi Corp.	50,230	887
Power Integrations, Inc.	35,500	1,449
QLogic Corp.A	38,900	529
Volterra Semiconductor Corp.A	26,100	725

		7,277

Software—6.22%
Aspen Technology, Inc.A	71,948	1,589
Cognex Corp.	24,400	854
Concur Technologies, Inc.A	12,500	773
Ellie Mae, Inc.A	41,645	677
MICROS Systems, Inc.A	22,500	1,187
National Instruments Corp.	27,367	713
PROS Holdings, Inc.A	53,600	806
Quality Systems, Inc.	35,000	1,001

		7,600

Total Information Technology		30,200

MATERIALS—0.57%
Chemicals—0.41%
Balchem Corp.	17,400	505

Metals & Mining—0.16%
Molycorp, Inc.A B	10,000	197

Total Materials		702

TELECOMMUNICATION SERVICES—0.64%
Allot Communications Ltd.A	30,100	783

Total Common Stock (Cost $100,069)		117,359

SHORT-TERM INVESTMENTS—3.79% (Cost $4,628)
JPMorgan U.S. Government Money Market Fund	4,627,952	4,628

SECURITIES LENDING COLLATERAL—7.36%
DWS Government and Agency Securities Portfolio	2,214,375	2,214
American Beacon U.S. Government Money Market Select FundD	6,780,245	6,781

Total Securities Lending Collateral (Cost $8,995)		8,995

TOTAL INVESTMENTS —107.16% (Cost $113,692)		130,982
LIABILITIES, NET OF OTHER ASSETS—(7.16%)		(8,753)

TOTAL NET ASSETS—100.00%		$122,229

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

May 31, 2012 (Unaudited)

A	Non-income producing security.
B	All or a portion of this security is on loan at May 31, 2012.
C	ADR - American Depositary Receipt.
D	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on May 31, 2012 ($000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	60	June, 2012	$4,567	$(115)

				$4,567	$(115)

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

May 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—95.77%
CONSUMER DISCRETIONARY—20.17%
Auto Components—1.39%
LKQ Corp.A	19,300	$703

Automobiles—0.25%
Tesla Motors, Inc.A	4,300	127

Hotels, Restaurants & Leisure—2.17%
Chipotle Mexican Grill, Inc.A	1,300	$537
Panera Bread Co., Class AA	3,850	566

		1,103

Household Durables—0.63%
Tempur-Pedic International, Inc.A	6,950	321

Media—3.35%
Cinemark Holdings, Inc.	22,050	508
Discovery Communications, Inc., Class CA	16,350	763
IMAX Corp.A	20,127	427

		1,698

Multiline Retail—1.79%
Family Dollar Stores, Inc.	8,950	606
Nordstrom, Inc.	6,350	301

		907

Specialty Retail—8.76%
CarMax, Inc.A	21,100	595
O’Reilly Automotive, Inc.A	6,350	608
Ross Stores, Inc.	15,100	955
TJX Cos., Inc.	11,450	486
Tractor Supply Co.	6,150	562
Ulta Salon Cosmetics & Fragrance, Inc.	8,000	715
Urban Outfitters, Inc.A	18,900	529

		4,450

Textiles & Apparel—1.83%
Lululemon Athletica, Inc.A	6,000	436
Under Armour, Inc., Class AA	4,900	493

		929

Total Consumer Discretionary		10,238

CONSUMER STAPLES—4.93%
Beverages—2.75%
Brown-Forman Corp., Class B	6,487	566
Monster Beverage Corp.A	11,450	830

		1,396

Food & Drug Retailing—1.72%
Whole Foods Market, Inc.	9,850	873

Food Products—0.46%
Darling International, Inc.A	16,600	233

Total Consumer Staples		2,502

ENERGY—9.33%
Energy Equipment & Services—6.65%
CARBO Ceramics, Inc.	2,950	240
Core Laboratories N.V.	5,900	755
Dril-Quip, Inc.A	8,350	506
Ensco plc	10,550	474
FMC Technologies, Inc.A	9,830	396
Oceaneering International, Inc.	13,100	605

	Shares	Fair Value
		(000’s)
Oil States International, Inc.A	6,000	$399

		3,375

Oil & Gas—2.68%
Pioneer Natural Resources Co.	2,750	266
Range Resources Corp.	6,750	388
Southwestern Energy Co.A	8,610	241
Whiting Petroleum Corp.A	10,750	464

		1,359

Total Energy		4,734

FINANCIALS—4.89%
Banks—0.99%
East West Bancorp, Inc.	22,400	502

Diversified Financials—3.90%
Affiliated Managers Group, Inc.A	6,780	698
EZCORP, Inc., Class AA	9,150	216
IntercontinentalExchange, Inc.A	4,050	496
Portfolio Recovery Associates, Inc.	8,200	567

		1,977

Total Financials		2,479

HEALTH CARE—15.69%
Biotechnology—2.58%
Alexion Pharmaceuticals, Inc.A	3,450	312
Life Technologies Corp.A	10,750	440
Polypore International, Inc.A	4,050	150
QIAGEN N.V.A	25,500	408

		1,310

Health Care Equipment & Supplies—8.01%
Idexx Laboratories, Inc.A	6,150	522
Illumina, Inc.A	12,050	519
Intuitive Surgical, Inc.A	1,455	760
ResMed, Inc.A	20,200	626
Sirona Dental Systems, Inc.	5,650	242
SXC Health Solutions Corp.A	8,350	749
Varian Medical Systems, Inc.A	5,450	320
Waters Corp.A	4,050	323

		4,061

Health Care Providers & Services—4.40%
Cerner Corp.A	12,390	965
Covance, Inc.A	9,280	431
Henry Schein, Inc.A	6,145	457
VCA Antech, Inc.A	17,680	381

		2,234

Pharmaceuticals—0.70%
Shire plc, ADRB	4,205	355

Total Health Care		7,960

INDUSTRIALS—15.20%
Aerospace & Defense—2.74%
BE Aerospace, Inc.A	10,200	442
Precision Castparts Corp.	3,845	638
World Fuel Services Corp.	8,200	308

		1,388

Commercial Services & Supplies—6.87%
Factset Research Systems, Inc.	4,200	443
Global Payments, Inc.	12,755	542
HMS Holdings Corp.A	11,650	312
Iron Mountain, Inc.	21,195	601

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

May 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
Stericycle, Inc.A	9,650	$842
Verisk Analytics, Inc., Class AA	15,650	750

		3,490

Electrical Equipment—0.92%
IPG Photonics Corp.A	2,750	118
Roper Industries, Inc.	3,450	349

		467

Machinery—1.89%
Pall Corp.	6,000	334
Valmont Industries, Inc.	5,450	624

		958

Road & Rail—1.09%
JB Hunt Transport Services, Inc.	9,650	551

Trading Companies & Distributors—1.69%
Fastenal Co.	5,260	233
MSC Industrial Direct Co., Inc., Class A	8,730	626

		859

Total Industrials		7,713

INFORMATION TECHNOLOGY—23.91%
Communications Equipment—1.56%
Aruba Networks, Inc.A	18,400	242
F5 Networks, Inc.A	5,300	548

		790

Computers & Peripherals—1.54%
NetApp, Inc.A	7,300	217
SanDisk Corp.A	6,150	201
Teradata Corp.A	5,450	363

		781

Electronic Equipment & Instruments—1.07%
Riverbed Technology, Inc.A	10,750	176
Trimble Navigation Ltd.A	7,810	369

		545

Internet Software & Services—3.67%
Akamai Technologies, Inc.A	13,100	384
Fortinet, Inc.A	17,300	368
MercadoLibre, Inc.	6,800	478
VeriSign, Inc.	16,600	634

		1,864

IT Consulting & Services—2.73%
Alliance Data Systems Corp.A	5,800	731
IHS, Inc., Class AA	6,600	653

		1,384

Semiconductor Equipment & Products—5.09%
ARM Holdings plc, ADRB	18,365	431
ASML Holding N.V.	15,761	723
Atmel Corp.A	40,450	283
Cree, Inc.A	9,500	238
Microchip Technology, Inc.	17,680	548
Novellus Systems, Inc.A	8,550	358

		2,581

Software—8.25%
Activision Blizzard, Inc.	32,770	385
Ansys, Inc.A	6,000	371
Ariba, Inc.A	10,000	449
Check Point Software Technologies Ltd.A	7,100	364
MICROS Systems, Inc.A	9,850	520
National Instruments Corp.	17,105	445
Nuance Communications, Inc.A	18,400	381

	Shares	Fair Value
		(000’s)
Red Hat, Inc.A	15,090	$775
Salesforce.com, Inc.A	3,605	500

		4,190

Total Information Technology		12,135

MATERIALS—1.65%
Chemicals—1.49%
Airgas, Inc.	8,700	755

Metals & Mining—0.16%
Molycorp, Inc.A	4,200	83

Total Materials		838

Total Common Stock (Cost $42,574)		48,599

SHORT-TERM INVESTMENTS—3.88% (Cost $1,967)
JPMorgan U.S. Government Money Market Fund	1,966,941	1,967

TOTAL INVESTMENTS —99.65% (Cost $44,541)		50,566
OTHER ASSETS, NET OF LIABILITIES—0.35%		180

TOTAL NET ASSETS—100.00%		$50,746

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

May 31, 2012 (Unaudited)

Futures Contracts Open on May 31, 2012 ($000’s):
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 400 MidCap E Index Future	Long	20	June, 2012	$1,850	$(41)

				$1,850	$(41)

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

May 31, 2012 (in thousands except share and per share amounts) (Unaudited)

	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value A,B	$130,982	$50,566
Deposit with brokers for futures contracts	354	105
Receivable for investments sold	118	—
Dividends and interest receivable	13	7
Receivable for fund shares sold	619	507
Receivable for tax reclaims	1	—
Receivable for expense reimbursement (Note 2)	12	10
Receivable for variation margin from open futures contracts	9	—
Prepaid expenses	64	58

Total assets	132,172	51,253

Liabilities:
Payable for investments purchased	62	—
Payable upon return of securities loaned	8,995	—
Payable for fund shares redeemed	660	410
Management and investment advisory fees payable (Note 2)	135	46
Administrative service and service fees payable (Note 2)	59	22
Professional fees payable	23	21
Trustee fees payable	1	2
Prospectus and shareholder reports payable	7	6
Other liabilities	1	—

Total liabilities	9,943	507

Net Assets	$122,229	$50,746

Analysis of Net Assets:
Paid-in-capital	98,799	45,221
Undistributed net investment income	—	4
Accumulated net realized gain (loss)	6,255	(463)
Unrealized appreciation from investments and futures contracts	17,175	5,984

Net assets	$122,229	$50,746

Shares outstanding (no par value):
Institutional Class	5,646,740	1,982,881

Y Class	1,487	13,943

Investor Class	3,796,510	1,335,600

A Class	103,069	374,593

C Class	3,621	617

Net asset value, offering and redemption price per share:
Institutional Class	$13.01	$14.34

Y Class	$13.01	$14.33

Investor Class	$12.49	$12.93

A Class (offering price $13.25 and $13.73, respectively)	$12.49	$12.94

C Class	$12.47	$12.90

A Cost of investments in unaffiliated securities	$113,692	$44,541
B Fair value of securities on loan	$8,786	—

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the Six Months ended May 31, 2012 (in thousands) (Unaudited)

	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$164	$112
Income derived from securities lending, net	6	—

Total investment income	170	112

Expenses:
Management and investment advisory fees (Note 2)	395	146
Administrative service fees (Note 2):
Institutional Class	72	29
Investor Class	55	24
A Class	—	2
Transfer agent fees:
Institutional Class	9	8
Y Class	1	1
Investor Class	8	9
A Class	1	1
C Class	1	1
Custody and fund accounting fees	22	14
Professional fees	22	20
Registration fees and expenses	56	54
Service fees (Note 2):
Investor Class	50	21
A Class	—	1
Distribution fees (Note 2):
A Class	—	1
Investor Class	27	12
Prospectus and shareholder reports expense	7	6
Trustee fees	2	2
Other expenses	5	4

Total expenses	733	356

Net (fees waived and expenses reimbursed) (Note 2)	(71)	(67)

Net expenses	662	289

Net investment income	(492)	(177)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	7,888	353
Futures contracts	(159)	(60)
Change in net unrealized appreciation or (depreciation) of:
Investments	(993)	1,658
Futures contracts	(115)	(40)

Net gain on investments	6,621	1,911

Net increase in net assets resulting from operations	$6,129	$1,734

A Foreign taxes	$1	$2

See accompanying notes

American Beacon FundsSM

Statement of Changes in Net Assets (in thousands)

	Stephens Small Cap Growth Fund		Stephens Mid-Cap Growth Fund
	Six Months Ended May 31, 2012	Year Ended Nov. 30, 2011	Six Months Ended May 31, 2012	Year Ended Nov. 30, 2011
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment (loss)	$(492)	$(954)	$(177)	$(264)
Net realized gain from investments and futures contracts	7,729	8,768	293	2,201
Change in net unrealized appreciation or (depreciation) from investments and futures contracts	(1,108)	1,838	1,618	195

Net increase in net assets resulting from operations	6,129	9,652	1,734	2,132

Distributions to Shareholders:
Net investment income:
Institutional ClassA	—	(502)	—	—
Investor ClassB	—	(567)	—	—
Net realized gain from investments:
Institutional ClassA	(4,196)	—	—	—
Investor ClassB	(3,533)	—	—	—

Net distributions to shareholders	(7,729)	(1,069)	—	—

Capital Share Transactions:
Proceeds from sales of shares	42,325	41,877	24,136	13,720
Reinvestment of dividends and distributions	7,143	910	—	—
Cost of shares redeemed	(25,076)	(37,013)	(8,365)	(4,811)
Net increase in net assets from capital share transactions	24,392	5,774	15,771	8,909

Net increase in net assets	22,792	14,358	17,505	11,041

Net Assets:
Beginning of period	99,437	85,079	33,241	22,200

End of Period *	$122,229	$99,437	$50,746	$33,241

*Includes undistributed net investment income (loss) of	$—	$—	$4	$4

A	Formerly known as Class I.
B	Formerly known as Class A.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

May 31, 2012 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprise of 24 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Stephens Small Cap Growth Fund and the American Beacon Stephens Mid-Cap Growth Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”), is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Reorganization

The American Beacon Stephens Small Cap Growth Fund and the American Beacon Mid-Cap Growth Fund are the accounting and performance successors to the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund, respectively (the “Predecessor Funds”). On February 27, 2012 the Funds acquired all the net assets of the Predecessor Funds pursuant to a plan of reorganization, in exchange for Institutional and Investor Class shares of the Funds. The acquisition was accounted for as a tax-free exchange after the close of business on February 26, 2012, as follows:

	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Institutional Shares	4,631,306	1,732,001
Investor Shares	3,909,005	1,680,312
Net Assets	$114,025,583	$49,019,840
Unrealized Appreciation	$28,082,046	$8,639,632

Accounting and performance history of the Class I and Class A Shares of the Predecessor Funds were redesignated as that of the Institutional and Investor Class Shares of the Funds, respectively.

For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of the Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Predecessor Funds had a distribution plan pursuant to Rule 12b-1 for the Class A Shares. Under this plan, the Funds collected 0.25% of the average daily net assets for distribution or service activities conducted on behalf of the Funds. Class A Shares were converted to Investor Class Shares on February 27, and this distribution plan was terminated. Prior to the reorganization, the distributor for the Predecessor Funds received $63 in sales commissions from the sale of A Class Shares (in thousands).

Class Disclosure

February 24, 2012 is the inception date of the Y, A, and C Classes.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges

American Beacon FundsSM

Notes to Financial Statements

May 31, 2012 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

Management has evaluated the implications of these changes and determined that the impact will only affect the disclosure requirements related to the financial statements.

2. Transactions with Affiliates

Management Agreement

Prior to February 27, 2012, the manager of the Predecessor Funds received an annual rate of 0.75% of the average daily net assets of each Fund. Since February 27, the Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisor hired by the Manager to direct investment activities for the Funds. Management fees paid including amounts paid by the Predecessor Funds during the six months ended May 31, 2012 were as follows (dollars in thousands):

	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
Stephens Small Cap Growth	0.70%	$395	$203	$192
Stephens Mid-Cap Growth	0.55%	146	68	78

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statements of Operations. During the period ended May 31, 2012, securities lending fees paid to the Manager were $2,459.

Administrative Services Agreement

Prior to February 27, the Predecessor Funds contracted with U.S. Bancorp Fund Services, LLC to serve as the Funds’ Administrator and incurred $21,216 and $9,944 in administrative service fees for the Stephens Small Cap Growth and the Stephens Mid-Cap Growth Funds, respectively. Since February 27, the Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the

American Beacon FundsSM

Notes to Financial Statements

May 31, 2012 (Unaudited)

Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, and Investor Classes, and 0.40% of the average daily net assets of the A and C Classes of each of the Funds. For the period ended May 31, 2012, expenses for the Y, A, and C Classes of the Stephens Small Cap Growth Fund and for the Y and C Classes of the Stephens Mid-Cap Growth Fund were less than $500.

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. For the period ended May 31, 2012, expenses for the A and C Classes of the Stephens Small Cap Growth Fund and of the C Class of the Stephens Mid-Cap Growth Fund were less than $500.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. Since February 24, (the inception date of the A Class), Foreside has collected $756 and $9,015 from the sale of Class A Shares of the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds, respectively.

Service Plans

Since February 27, the Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of each Fund. For the period ended May 31, 2012, expenses of the Y, A, and C Classes of the Stephens Small Cap Growth Fund and of the Y and C Classes of the Stephens Mid-Cap Growth Fund were less than $500.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) or the U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively, the “Select Funds”). The Select Funds and the Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as the investment advisor to the Select Funds and receives from the Select Funds an annualized fee up to 0.09% of the average daily net assets of the Select Funds. During the six months ended May 31, 2012, the Manager earned $456 from the Stephens Small Cap Growth Fund’s securities lending collateral invested in the Select Funds.

American Beacon FundsSM

Notes to Financial Statements

May 31, 2012 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the period ended May 31, 2012, the Funds did not participate in the program.

Expense Reimbursement Plan

Prior to February 27, the Predecessor Funds contractually agreed to reimburse operating expenses to the extent that total annual fund expenses exceeded 1.10% and 1.35% for the Stephens Small Cap Growth Class I (now Institutional Class) and Class A (now Investor Class), respectively and 1.25% and 1.50% for the Stephens Mid Cap Growth Class I (now Institutional Class) and Class A (now Investor Class), respectively. At the time of reorganization the Predecessor Funds had reimbursed expenses of $34,026 and $39,713 for Classes I and A of the Stephens Small Cap Growth and Stephens Mid Cap Growth Funds, respectively.

After the reorganization the Manager agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded a Fund’s expense cap. Of these amounts, $12,137 and $9,892 was receivable from the Manager at May 31, 2012 for the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds, respectively. For the period ended May 31, 2012, the Manager waived or reimbursed expenses as follows:

		Expense Cap
Fund	Class	12/1/11 to 2/26/12	2/27/12 to 5/31/12	Waived or Reimbursed Expenses	Expiration
Stephens Small Cap Growth	Institutional	1.10%	1.09%	30,172	2015
Stephens Small Cap Growth	Y	N/A	1.19%	714	2015
Stephens Small Cap Growth	Investor	1.35%	1.35%	39,318	2015
Stephens Small Cap Growth	A	N/A	1.59%	812	2015
Stephens Small Cap Growth	C	N/A	2.34%	714	2015
Stephens Mid-Cap Growth	Institutional	1.25%	0.99%	33,218	2015
Stephens Mid-Cap Growth	Y	N/A	1.09%	1,034	2015
Stephens Mid-Cap Growth	Investor	1.50%	1.37%	29,677	2015
Stephens Mid-Cap Growth	A	N/A	1.49%	2,014	2015
Stephens Mid-Cap Growth	C	N/A	2.24%	988	2015

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the period ended May 31, 2012, the Funds have not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

American Beacon FundsSM

Notes to Financial Statements

May 31, 2012 (Unaudited)

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to

American Beacon FundsSM

Notes to Financial Statements

May 31, 2012 (Unaudited)

extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. GAAP also requires all significant transfers between any levels to be disclosed. During the six months ended May 31, 2012, there were no significant transfers into or out of any level for the Funds. As of May 31, 2012, the investments were classified as described below (in thousands):

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$117,359	$—	$—	$117,359
Short-Term Investments	8,995	—	—	8,995
Securities Lending Collateral invested in Money Market Funds	4,628	—	—	4,628

Total Investments in Securities	$130,982	$—	$—	$130,982

Futures Contracts	$(115)	$—	$—	$(115)

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$48,599	$—	$—	$48,599
Short-Term Investments	1,967	—	—	1,967

Total Investments in Securities	$50,566	$—	$—	$50,566

Futures Contracts	$(41)	$—	$—	$(41)

American Beacon FundsSM

Notes to Financial Statements

May 31, 2012 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Balanced Fund normally will be declared and paid quarterly. Dividends from net investment income of the Large Cap Growth and Mid-Cap Value Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gains in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

Effective November 28, 2011, in connection with the Reorganization, each Fund’s redemption fee was suspended.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon FundsSM

Notes to Financial Statements

May 31, 2012 (Unaudited)

4. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Stephens Small Cap Growth

Values of Derivative Instruments not accounted for as hedging instruments as of May 31, 2012 (in thousands):(2)

Statements of Assets and Liabilities	Derivatives	Fair Value
Receivable for variation margin from open futures contracts(1)	Equity Contracts	$9

Effect of derivative instruments not accounted for as hedging instruments for the six months ended May 31, 2012 (in thousands):

Statements of Operations	Derivatives	Balance
Net realized gain (loss) from futures contracts	Equity Contracts	$(159)
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	(115)

Stephens Mid-Cap Growth

Values of Derivative Instruments not accounted for as hedging instruments as of May 31, 2012 (in thousands):(2)

Statements of Assets and Liabilities	Derivatives	Fair Value
Receivable for variation margin from open futures contracts(1)	Equity Contracts*	$—

Effect of derivative instruments not accounted for as hedging instruments for the six months ended May 31, 2012 (in thousands):

Statements of Operations	Derivatives	Balance
Net realized gain (loss) from futures contracts	Equity Contracts	$60
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	(40)

(1)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

5. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

American Beacon FundsSM

Notes to Financial Statements

May 31, 2012 (Unaudited)

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid during the six months ended May 31, 2012 and the fiscal year ended November 30, 2011 were as follows (in thousands):

	Stephens Small Cap Growth		Stephens Mid-Cap Growth
	Six months ended May 31, 2012	Year Ended Nov. 30, 2011	Six months ended May 31, 2012	Year Ended Nov. 30, 2011
	(Unaudited)		(Unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$—	$502	$—	$—
Y Class	—	—	—	—
Investor Class	—	562	—	—
A Class	—	—	—	—
C Class	—	—	—	—
Long-term capital gain:
Institutional Class	4,196	—	—	—
Y Class	—	—	—	—
Investor Class	3,533	—	—	—
A Class	—	—	—	—
C Class	—	—	—	—

Total distributions paid paid	$7,729	$1,069	$—	$—

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of May 31, 2012, the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Cost basis of investments for federal income tax purposes	$114,444	$44,576
Unrealized appreciation	22,191	8,475
Unrealized depreciation	(5,653)	(2,485)

Net unrealized appreciation or (depreciation)	16,538	5,990

Undistributed ordinary income	875	4
Accumulated long-term gain (loss)	6,132	(428)
Other temporary differences	(115)	(41)

Distributable earnings (deficits)	$23,430	$5,525

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, and book amortization of premiums.

American Beacon FundsSM

Notes to Financial Statements

May 31, 2012 (Unaudited)

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, pay down reclasses, Section 732 basis adjustments, non-deductible expenses, and dividend reclasses that have been reclassified as of May 31, 2012 (in thousands):

	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Paid-in-capital	$—	$(182)
Undistributed net investment income	491	177
Accumulated net realized gain (loss)	(491)	5
Unrealized appreciation or (depreciation) of investments and futures contracts	—	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

As of May 31, 2012, the capital loss carryforward positions of the Funds prior to the provisions of RIC MOD that may be applied against realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, are as follows (in thousands):

Fund	2017
Stephens Small Cap Growth	$—
Stephens Mid-Cap Growth	468

The Stephens Mid-Cap Growth utilized $264 of net capital loss carryforwards for the six months ended May 31, 2012 (in thousands).

6. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended May 31, 2012 were as follows (in thousands):

	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Purchases (excluding U.S. government securities)	$20,000	$39,620
Sales and maturities (excluding U.S. government securities)	6,420	27,192

A summary of the Stephens Small Cap Growth Fund’s security lending collateral transactions in the Select Funds for the six months ended May 31, 2012 is set forth below (in thousands):

American Beacon FundsSM

Notes to Financial Statements

May 31, 2012 (Unaudited)

Type of Transaction	Affiliate	November 30, 2011 Shares/Fair Value	Purchases	Sales	May 31, 2012 Shares/Fair Value
Securities Lending	USG Select Fund	$—	$9,668	$2,887	$6,781

7. Securities Lending

The Stephens Small Cap Growth Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 75%, 15%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of May 31, 2012, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Market Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$ 8,786	$ —	$ 8,995

Cash collateral is listed in the Stephens Small Cap Growth Fund’s Schedule of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statements of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

May 31, 2012 (Unaudited)

8. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

For the Six Months Ended May 31, 2012

	Institutional Class		Y Class		Investor Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,685	$35,730	1	$20	412	$5,185
Reinvestment of dividends	308	3,670	—	—	304	3,473
Shares redeemed	(1,331)	(17,049)	—	—	(636)	(8,004)

Net increase in shares outstanding	1,662	$22,351	1	$20	80	$654

	A Class		C Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	105	$1,343	4	$47
Reinvestment of dividends	—	—	—	—
Shares redeemed	(2)	(23)	—	—

Net increase in shares outstanding	103	$1,320	4	$47

	Institutional Class		Y Class		Investor Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,137	$16,074	14	$211	212	$2,751
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(119)	(1,778)	—	—	(497)	(6,582)

Net increase (decrease) in shares outstanding	1,018	$14,296	14	$211	(285)	$(3,831)

	A Class		C Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	375	$5,091	1	$9
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	(5)	—	—

Net increase in shares outstanding	375	$5,086	1	$9

For the Year Ended November 30, 2011

	Institutional Class		Investor Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,352	$30,331	909	$11,546
Reinvestment of dividends	30	379	43	531
Shares redeemed	(1,655)	(22,173)	(1,181)	(14,840	)*

Net increase (decrease) in shares outstanding	727	$8,537	(229)	$(2,763)

	Institutional Class		Investor Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	551	$7,516	505	$6,204
Reinvestment of dividends	—	—	—	—
Shares redeemed	(158)	(2,100)	(223)	(2,711	)*

Net increase in shares outstanding	393	$5,416	282	$3,493

*	Net of Redemption Fees

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional ClassF										Y Class
	Six Months Ended										Feb. 24 to
	May 31, 2012		Year Ended Nov. 30,								May 31, 2012
			2011		2010		2009	2008		2007
	(unaudited)										(unaudited)
Net asset value, beginning of period	$13.14		$12.03		$9.37		$7.09	$12.34		$10.80	$13.59

Income from investment operations:
Net investment (loss)	0.00	G	(0.11	)D	(0.09	)D	(0.06)	(0.04)		(0.01)	(0.01)
Net gains (losses) from securities (both realized and unrealized)	0.86		1.37		2.75		2.34	(5.21)		1.55	(0.57)

Total income (loss) from investment operations	0.86		1.26		2.66		2.28	(5.25)		1.54	(0.58)

Less distributions:
Dividends from net investment income	—		—		—		—	—		—	—
Distributions from net realized gains on securities	(0.99)		(0.15)		—		—	—		—	—

Total distributions	(0.99)		(0.15)		—		—	—		—	—

Redemption fees added to beneficial interests	—		—		—		—	0.00	G	—	—

Net asset value, end of period	$13.01		$13.14		$12.03		$9.37	$7.09		$12.34	$13.01

Total return A	7.36	%B	10.49%		28.39%		32.16%	(42.54)%		14.26%	(4.27	)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$73,442		$52,336		$39,169		$34,356	$13,792		$9,070	$19
Ratios to average net assets (annualized):
Expenses, before reimbursements.	1.19%		1.15%		1.35%		1.65%	1.46%		1.43%	28.70	%E
Expenses, net of reimbursements	1.09%		1.10%		1.10%		1.25%	1.25%		1.25%	1.15	%E
Net investment (loss), before reimbursement	(0.88)%		(0.91)%		(1.09)%		(1.33)%	(1.00)%		(1.11)%	(28.32	)%E
Net investment (loss), net of reimbursement	(0.78)%		(0.86)%		(0.84)%		(0.93)%	(0.79)%		(0.93)%	(0.77	)%E
Portfolio turnover rate	26	%B	36%		66%		35%	43%		51%	26	%BC

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
B	Not annualized.
C	Portfolio turnover rate is for the period from December 1, 2011 to May 31, 2012.
D	Per share numbers have been calculated using the average share method.
E	Annualized.
F	Prior to the reorganization on February 27, 2012, the Institutional Class was known as Class I and the Investor Class was known as Class A.
G	Amount represents less than $0.01 per share.

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

		Investor ClassF										A Class		C Class
Six Months Ended May 31, 2012												Feb. 24 to May 31, 2012		Feb. 24 to May 31, 2012
		Year Ended Nov. 30,
		2011		2010		2009		2008		2007
(unaudited)												(unaudited)		(unaudited)
$12.67		$11.64		$9.09		$6.90		$12.03		$10.55		$13.07		$13.07

(0.07)		(0.14	)D	(0.11	)D	(0.09)		(0.13)		(0.16)		(0.01)		(0.03)
0.88		1.32		2.66		2.28		(5.00)		1.64		(0.57)		(0.57)

0.81		1.18		2.55		2.19		(5.13)		1.48		(0.58)		(0.60)

—		—		—		—		—		—		—		—
(0.99)		(0.15)		—		—		—		—		—		—

(0.99)		(0.15)		—		—		—		—		—		—

–		0.00	G	0.00	G	0.00	G	0.00	G	0.00	G	—		—

$12.49		$12.67		$11.64		$9.09		$6.90		$12.03		$12.49		$12.47

7.15	%B	10.15%		28.05%		31.74%		(42.64)%		14.03%		(4.44	)%B	(5.24	)%B

$47,436		$47,101		$45,911		$22,058		$19,854		$38,971		$1,287		$45
1.51%		1.40%		1.60%		1.91%		1.69%		1.68%		2.26	%E	14.05	%E
1.35%		1.35%		1.35%		1.50%		1.50%		1.50%		1.54	%E	2.27	%E
(1.21)%		(1.16)%		(1.33)%		(1.59)%		(1.36)%		(1.36)%		(1.92	)%E	(13.63	)%E
(1.05)%		(1.11)%		(1.08)%		(1.18)%		(1.17)%		(1.18)%		(1.20	)%E	(1.85	)%E
26	%B	36%		66%		35%		43%		51%		26	%BC	26	%BC

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional ClassF										Y Class
	Six Months Ended May 31, 2012										Feb. 24 to May 31, 2012

			Year Ended Nov. 30,
			2011		2010		2009	2008		2007
	(unaudited)										(unaudited)
Net asset value, beginning of period	$13.69		$12.44		$9.63		$7.18	$13.39		$10.72	$15.09

Income from investment operations:
Net investment income (loss)	0.02		(0.10	)D	(0.09	)D	(0.07)	(0.06)		(0.02)	(0.01)
Net gains (losses) from securities (both realized and unrealized)	0.63		1.35		2.90		2.52	(6.15)		2.69	(0.75)

Total income (loss) from investment operations	0.65		1.25		2.81		2.45	(6.21)		2.67	(0.76)

Less distributions:
Dividends from net investment income	–		–		–		–	–		–	–
Distributions from net realized gains on securities	–		–		–		–	–		–	–

Total distributions	–		–		–		–	–		–	–

Redemption fees added to beneficial interests	–		–		–		–	0 .00	G	–	–

Net asset value, end of period	$14.34		$13.69		$12.44		$9.63	$7.18		$13.39	$14.33

Total return A	4.75	%B	10.05%		29.18%		34.12%	(46.38)%		24.91%	(5.04	)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$28,426		$13,208		$7,124		$4,552	$3,967		$3,693	$200
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.36%		1.65%		2.27%		3.03%	2.19%		2.89%	5.01	%E
Expenses, net of reimbursements	1.09%		1.25%		1.25%		1.25%	1.25%		1.25%	1.07	%E
Net investment (loss), before reimbursements	(0.87)%		(1.12)%		(1.81)%		(2.46)%	(1.57)%		(2.40)%	(4.48	)%E
Net investment (loss), net of reimbursements	(0.59)%		(0.72)%		(0.79)%		(0.69)%	(0.63)%		(0.76)%	(0.54	)%E
Portfolio turnover rate	7	%B	30%		20%		29%	32%		52%	7	%BC

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
B	Not annualized.
C	Portfolio turnover rate is for the period from December 1, 2011 to May 31, 2012.
D	Per share numbers have been calculated using the average share method.
E	Annualized.
F	Prior to the reorganization on February 27, 2012, the Institutional Class was known as Class I and the Investor Class was known as Class A.
G	Amount represents less than $0.01 per share.

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor ClassF												A Class		C Class
Six Months Ended May 31, 2012		Year Ended Nov. 30,										Feb. 24 to May 31, 2012		Feb. 24 to May 31, 2012

		2011		2010		2009		2008		2007
(unaudited)												(unaudited)		(unaudited)
$12.36		$11.26		$8.74		$6.53		$12.22		$9.80		$13.62		$13.62

(0.09)		(0.11	)D	(0.10	)D	(0.07)		(0.11)		(0.10)		(0.01)		(0.04)
0.66		1.21		2.62		2.28		(5.58)		2.52		(0.67)		(0.68)

0.57		1.10		2.52		2.21		(5.69)		2.42		(0 .68)		(0.72)

–		–		–		–		–		–		–		–
–		–		–		–		–		–		–		–

–		–		–		–		–		–		–		–

–		–		0 .00	G	0 .00	G	0 .00	G	0 .00	G	–		–

$12.93		$12.37		$11.26		$8.74		$6.53		$12.22		$12.94		$12.90

4.61	%B	9.77%		28.83%		33.84%		(46.56)%		24.69%		(4.99	)%B	(5.29	)%B

$17,266		$20,034		$15,076		$9,637		$7,748		$13,843		$4,846		$8
1.71%		1.91%		2.52%		3.32%		2.42%		3.14%		1.81	%E	64.00	%E
1.43%		1.50%		1.50%		1.50%		1.50%		1.50%		1.45	%E	2.19	%E
(1.22)%		(1.35)%		(2.06)%		(2.75)%		(1.97)%		(2.65)%		(1.32	)%E	(63.44	)%E
(0.94)%		(0.94)%		(1.04)%		(0.93)%		(1.05)%		(1.01)%		(0.96	)%E	(1.64	)%E
7	%B	30%		20%		29%		32%		52%		7	%BC	7	%BC

Disclosure Regarding the Board of Trustees’ Approval of Investment

Advisory Agreements of the Funds (Unaudited)

At the August 9-10, 2011 Board meeting, the Board of Trustees (“Board” or “Trustees”) considered the approval of the Investment Management Agreement (“Management Agreement”) between American Beacon Advisors, Inc. (“Manager”) and American Beacon Funds (“Trust”) on behalf of American Beacon Stephens Small Cap Growth Fund and American Beacon Stephens Mid-Cap Growth Fund (each a “New Fund”, and together the “New Funds”), pending the reorganization of each of Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund (each an “Old Fund”, and together the “Old Funds”) into new series of the Trust (each a “Reorganization”, and together the “Reorganizations”). Prior to the meeting, the Board requested and reviewed information provided by the Manager in connection with its consideration of the Management Agreement and the Investment Committee of the Board met with representatives of the Manager. The Board considered, among other materials, responses by the Manager to inquiries requesting:

•	a description of the advisory and related services proposed to be provided to the New Funds;

•	identification of the professional personnel who are proposed to be assigned primary responsibility for managing each New Fund;

•	a comparison of the performance of each of the Old Funds with its industry peer group;

•	an analysis of the proposed advisory fee, a comparison to the fees charged to other comparable clients and an explanation of any differences between the fee schedules; and

•	any other information the Manager believed would be material to the Board’s consideration of the Agreement.

The Board also considered information that had been provided by the Manager to the Board at the May 2011 Board meeting in connection with the renewal of the Management Agreement between the Manager and the Trust as it relates to other existing series of the Trust (“Existing Funds”).

The Board did not identify any particular information that was most relevant to its consideration to approve the Management Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the New Funds and their shareholders. Provided below is an overview of the primary factors the Trustees considered in approving the Management Agreement.

Nature, extent and quality of the services to be provided by the Manager. The Board noted that it had considered the renewal of the Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 2011 meeting. At that meeting, the Board received detailed information regarding the Manager, including information regarding the scope of the services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. The Board also considered at the May meeting the Manager’s disciplined investment approach and goal to provide consistent above average long-term performance at a low cost on behalf of the Existing Funds and the Manager’s record in building improved compliance, control and credit functions that reduce risks for all series of the Trust. The Board noted the Manager’s representation that the advisory and related services proposed to the New Funds will be consistent with the services provided to the Existing Funds except that the New Funds are single-manager funds and therefore the Manager will not allocate assets among multiple investment advisors, which it does for many, but not all, Existing Funds. The Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the New Funds. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management to be provided by the Manager were appropriate for the New Funds.

Disclosure Regarding the Board of Trustees’ Approval of Investment

Advisory Agreements of the Funds (Unaudited)

Performance. The Board noted that the New Funds are new and therefore had no historical performance for the Board to review. As a result, the Board concluded that historical investment performance was not a material factor in the approval of the Management Agreement for the New Funds.

Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule. For each New Fund, the Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement, together with the proposed advisory fee rate to be paid to the sub-advisor, versus the fee rates charged by comparable funds. The Board noted that the management fee rates proposed by the Manager for the New Funds are lower than overall industry averages. The Board also noted that the management fee rates proposed by the Manager are consistent with other funds of the Trust. In addition, the Board considered that the Manager has agreed to contractually limit the expenses of the New Funds for at least one year following the inception date of each New Fund at competitive market levels. This information assisted the Board in concluding that the management fee rates appeared to be within a reasonable range for the services to be provided to the New Funds, in light of all the factors considered.

Costs of the services to be provided and profits to be realized by the Manager from the relationship with the New Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues to be earned and the expenses to be incurred by the Manager in connection with the services to be provided to the New Funds. The Board also considered that the Manager will receive service and administrative fees to compensate the Manager for providing administrative services to the New Funds and to compensate third-party administrators and broker-dealers for services to New Fund shareholders. Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services to be performed by the Manager.

Extent to which economies of scale would be realized as the New Funds grow and whether fee levels reflect these economies of scale for the benefit of New Fund investors. The Board considered that the fees to be paid to the sub-advisor of the New Funds will be passed through the Manager by the New Funds and that the Manager would not benefit economically from the proposed fee agreement. The Board also considered the Manager’s representation that the fee schedules for the New Funds generally reflect breakpoints in the sub-advisory fees and that the Manager believes that the proposed fee rates for the New Funds properly reflect economies of scale for the benefit of New Fund shareholders. Thus, the Board concluded that the New Funds will be receiving economies of scale due to the breakpoints incorporated into the fee schedules.

Benefits to be derived by the Manager from the relationship with the New Funds. The Board considered the Manager’s representation that it does not anticipate any material “fall-out” benefits resulting from its proposed relationship with the New Funds. After consideration of this information, the Board concluded that the potential benefits that may accrue to the Manager by virtue of its relationship with the New Funds were not a material factor in approving the Management Agreement.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Trust, the Manager or the sub-advisor to the New Funds, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), concluded that the proposed management fee is reasonable and that the approval of the Management Agreement is in the best interests of the New Funds and their shareholders and, as a result, approved the Management Agreement.

Approval of Appointment of Stephens Investment Management Group, LLC

At the August 9-10, 2011 Board meeting, the Manager proposed that the Board approve Stephens Investment Management Group, LLC (“Stephens”) as an investment sub-advisor to the New Funds, following the reorganization of the Old Funds into the American Beacon Stephens Small Cap Growth Fund and the American Beacon Stephens Mid-Cap Growth Fund, respectively. Prior to the meeting, the Board requested and reviewed information provided by Stephens in connection with its consideration of Stephens as an investment advisor to the New Funds and the Investment Committee of the Board met with representatives from Stephens. The Board considered, among other materials, responses by Stephens to inquiries requesting:

Disclosure Regarding the Board of Trustees’ Approval of Investment

Advisory Agreements of the Funds (Unaudited)

•	a description of the advisory and related services proposed to be provided to the New Funds;

•	identification of the professional personnel to perform services for the New Funds and their education, experience and responsibilities;

•

a comparison of investment performance of accounts managed by Stephens that have investment objectives and policies comparable to each respective New Fund with the performance of applicable peer groups and indices;

•	an analysis of the proposed subadvisory fee;

•

a description of the portfolio managers’ compensation, including any incentive arrangements, and if compensation is tied to performance, a description of the oversight mechanisms to prevent a manager with lagging performance from taking undue risks;

•	a description of Stephens’ compliance program and matters, as well as its trading activities;

•	a discussion of Stephens’ financial condition and the potential impact of Stephens’ financial condition on services to be performed for the New Funds; and

•	any other information Stephens believed would be material to the Board’s consideration of the Agreement.

The Board considered multiple factors when evaluating Stephens and in approving the Investment Advisory Agreement between the Manager and Stephens on behalf of the New Funds (“Agreement”), including Stephens’ experience, its reputation and financial condition, the past performance of the Old Funds, its overall capabilities to perform the services under the Agreement and its willingness to perform those services for the New Funds. A discussion of the factors relating to the Board’s selection of Stephens and approval of the Agreement follows.

Nature, extent and quality of the services to be provided by Stephens. The Board considered Stephens’ investment philosophy and investment process, as well as the background and experience of its portfolio managers. The Board also considered Stephens’ investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation on behalf of Stephens. Stephens also represented that it was adequately staffed and resourced to effectively service the New Funds. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management to be provided by Stephens were appropriate for the New Funds.

Performance of Stephens. The Board evaluated Stephens’ performance information of the Stephens Small Cap Growth Fund regarding the performance over a one-, two-, three-, four- and five-year period of the Stephens Small Cap Growth Composite (the “Small Cap Composite”), as compared to the Russell 2000 Growth Index—Total Return (the “Small Cap Index”), and for the Stephens Mid Cap Growth Fund regarding the performance over a one-, two-, three- and four-year period of the Stephens Mid Cap Growth Composite (the “Mid Cap Composite”), as compared to the Russell Midcap Growth Index—Total Return (the “Mid Cap Index”). The Board considered that the Small Cap Composite outperformed the Small Cap Index for the one-, two-, three-, four- and five-year periods, the Mid Cap Composite outperformed the Mid Cap Index for the one-, three- and four-year periods, and the Mid Cap Index outperformed the Mid Cap Composite for the two-year period. Thus, the Board concluded that the historical investment performance information of Stephens supported approval of the Agreement.

Comparisons of the amounts to be paid under the Agreement with those under contracts between Stephens and its other clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rates to be paid to Stephens for services performed on behalf of the New Funds. The Board also noted that Stephens’ investment advisory fee rates under the Agreement will be paid through the Manager by the New Funds, and that for each respective New Fund, the management fee rate charged by the Manager, together with the proposed advisory fee rate to be paid to Stephens, was lower than the industry average fee rates for accounts with a similar investment mandate. Consequently, the Board concluded that the fee rates to be paid to Stephens were reasonable in light of the services to be performed by Stephens.

Costs of the services to be provided and profits to be realized by Stephens and its affiliates from the relationship with the New Funds. The Board did not consider the costs of the services to be provided and profits to be realized by Stephens from its relationship with the New Funds, noting instead the arm’s-length nature of the relationship between the Manager and Stephens with respect to the negotiation of the advisory fee rates on behalf of the New Funds.

Disclosure Regarding the Board of Trustees’ Approval of Investment

Advisory Agreements of the Funds (Unaudited)

Extent to which economies of scale would be realized as the New Funds grow and whether fee levels reflect these economies of scale for the benefit of the New Funds’ investors. The Board considered that the Manager negotiated “breakpoints” in Stephens’ fee rates based on the levels of assets in the New Funds. Thus, the Board concluded that the New Funds are receiving economies of scale due to the breakpoints incorporated into the fee schedules.

Benefits to be derived by Stephens from the relationship with the New Funds. The Board considered the “fall-out” or ancillary benefits that may accrue to Stephens as a result of the advisory relationship with the New Funds. In this regard, the Board considered Stephens’ representation that it does not anticipate accruing any “fall-out” benefits as a result of its relationship with the New Funds. The Board also considered Stephens’ representation that as a result of its relationship with the New Funds it may receive ancillary benefits that include increasing its profile within its industry. In addition, the Board considered that, as permitted under Section 28(e) of the 1934 Act, Stephens obtains research from certain firms in connection with trading associated with the Old Funds and its separately managed accounts. After consideration of this information, the Board concluded that the potential benefits that may accrue to Stephens by virtue of its relationship with the New Funds were not a material factor in approving the Agreement.

Board’s Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. However, based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Trust, the Manager or Stephens, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee is reasonable and that the approval of the Agreement is in the best interests of the New Funds and their shareholders and, as a result, approved the Agreement.

Delivery of Documents

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shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on (www.americanbeaconfunds.com), the Funds’ website approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Stephens Small Cap Growth Fund, and American Beacon Stephens Mid-Cap Growth Fund are service marks of American Beacon Advisors, Inc.

SAR 05/12

ITEM 2. CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (“the code”) nor did it grant any waivers to the provisions of the code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: August 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: August 9, 2012

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: August 9, 2012